STOCK OPTIONS AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE O – STOCK OPTIONS AND WARRANTS

At September 30, 2022, the Company has outstanding a total of 1,146,000,000 warrants/options to the persons and upon the terms below:

Name	Date of Issuance	Shares upon Exercise of warrants or options	Exercise Price	Expiration Date
Lloyd Spencer (i)	March 7, 2022	165,000,000	$0.0002	March 7, 2027
Tangiers Investment Group, LLC (ii)	March 21, 2022	125,000,000	$0.0004	March 21, 2027
J.H. Darbie & Co., Inc. (iii)	March 28, 2022	19,125,000	$0.0004	March 28, 2027
MacRab LLC (iv)	April 14, 2022	500,000,000	$0.0004	April 14, 2027
MacRab LLC (v)	May 10, 2022	74,375,000	$0.0004	May 10, 2027
BHP Capital NY Inc. (vi)	July 14, 2022	62,500,000	$0.0004	July 14, 2027
Quick Capital LLC (vii)	July 14, 2022	62,500,000	$0.0004	July 14, 2027
Robert Papiri Defined Benefit Plan (viii)	July 15, 2022	25,000,000	$0.0004	July 15, 2027
Robert Papiri Defined Contribution Plan(ix)	July 15, 2022	6,250,000	$0.0004	July 15, 2027
RPG Capital Partners Inc. (x)	July 15, 2022	6,250,000	$0.0004	July 15, 2027
RPG Capital Partners Inc. (xi)	August 4, 2022	62,500,000	$0.0004	August 4, 2027
RPG Capital Partners Inc. (xii)	Sept 12, 2022	37,500,000	$0.0004	Sept 12, 2027
Total		1,146,000,000

(i)	On March 7, 2022, the Company issued Lloyd Spencer (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the amount of $66,000. The Note has a term of one (1) year (Maturity date of March 7, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. The transaction closed on March 7, 2022. In connection with this note, the Holder was issued warrants to purchase 165,000,000 shares of the Company’s Common Stock at $0.0004 per share.

(ii)	On March 21, 2022, the Company issued Tangiers Investment Group, LLC (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the amount of $55,000. The Note has a term of one (1) year (Maturity date of March 21, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. The transaction closed on March 21, 2022. In connection with this note, the Holder was issued warrants to purchase 125,000,000 shares of the Company’s Common Stock at $0.0004 per share.

(iii)	On February 23, 2022, the Company and J.H. Darbie & Co., Inc. (“Darbie”) entered into a Placement Agent Agreement (the “Agreement”). Under the terms of the Agreement, Darbie was issued warrants to purchase 19,125,000 shares of the Company’s common stock at $0.0004 per share.

(iv)	On April 14, 2022, the Company and MacRab, LLC (the “Investor”) entered into a Standby Equity Commitment Agreement (the “Agreement”) whereby the Company shall issue and sell to the Investor, from time to time, up to $5,000,000 of the Company’s common stock. Under the terms of the Agreement, the Purchase Price of the Company’s common stock shall be 88% of the Market Price on the date the Purchase Price is calculated. The Market Price shall mean the average of the two lowest volume weighted average prices of the Company’s common stock during the Valuation Period. The transaction closed on April 14, 2022. In connection with this note, the Holder was issued warrants to purchase 500,000,000 shares of the Company’s Common Stock at $0.0004 per share.

(v)	On May 10, 2022, the Company issued MacRab, LLC (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the amount of $33,056. The Note has a term of one (1) year (Maturity date of May 10, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. The transaction closed on May 10, 2022. In connection with this Note, the Holder was issued five-year warrants to purchase 74,375,000 shares of common stock at an exercise price of $0.0004 per share and 16,527,775 shares of common stock as commitment shares.

(vi)	On July 14, 2022, the Company issued BHP Capital NY Inc. (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $25,000. The Note has a term of one (1) year (Maturity date of July 14, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 62,500,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 212,500,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder.

(vii)	On July 14, 2022, the Company issued Quick Capital, LLC (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $25,000. The Note has a term of one (1) year (Maturity date of July 14, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 62,500,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 212,500,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder.

(viii)	On July 15, 2022, the Company issued the Robert Papiri Defined Benefit Plan (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $10,000. The Note has a term of one (1) year (Maturity date of July 15, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 25,000,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 85,000,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder.

CARBONMETA TECHNOLOGIES, INC. AND SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2022 and 2021

(Unaudited)

(ix)	On July 15, 2022, the Company issued the Robert Papiri Defined Contribution Plan (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $2,500. The Note has a term of one (1) year (Maturity date of July 15, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 6,250,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 21,250,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder.

(x)	On July 15, 2022, the Company issued the RGP Capital Partners, Inc. (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $2,500. The Note has a term of one (1) year (Maturity date of July 15, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 6,250,000 shares of the Company’s stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 21,250,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder.

(xi)	On August 4, 2022, the Company issued the RGP Capital Partners, Inc. (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $25,000. The Note has a term of one (1) year (Maturity date of July 27, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 62,500,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 212,500,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder.

(xii)	On September 12, 2022, the Company issued the RGP Capital Partners, Inc. (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $15,000. The Note has a term of one (1) year (Maturity date of September 12, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 37,500,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 212,500,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder.

NOTE O – STOCK OPTIONS AND WARRANTS

Employee Stock Options

None

Non-employee Stock Options

None

Stock Purchase Warrants

As of December 31, 2021 and 2020, the Company had 0 and 0 outstanding warrants, respectively. Please see NOTE Q – SUBSEQUENT EVENTS for further information.